                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04310

                  Morgan Stanley Convertible Securities Trust
               (Exact name of registrant as specified in charter)

             1221 Avenue of the Americas, New York, New York 10020
              (Address of principal executive offices) (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: September 30, 2007

Date of reporting period: March 31, 2007

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Convertible Securities Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT

For the six months ended March 31, 2007

TOTAL RETURN FOR THE 6 MONTHS ENDED MARCH 31, 2007

                                                     MERRILL          LIPPER
                                                   LYNCH ALL     CONVERTIBLE
                                                 CONVERTIBLE      SECURITIES
                                                  SECURITIES           FUNDS
 CLASS A     CLASS B     CLASS C     CLASS D        INDEX(1)        INDEX(2)

   6.66%       6.17%       6.22%       6.72%           7.64%           8.30%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

MARKET CONDITIONS

The fourth quarter of 2006 continued to be a strong environment for convertible securities. Solid economic growth, double digit earnings growth, low interest rates, contained inflation and a halt in the rise of crude oil prices combined to support the market. The shift in Federal Open Market Committee ("Fed") policy from tightening to neutral also buoyed investor sentiment. This environment persisted until the middle of the first quarter of 2007, when mounting troubles in the housing market led to widely publicized problems for subprime mortgage lenders, leading to a broad sell-off in the bond market and contributing to equity market volatility. Concerns about Fed policy grew as inflation pressures rose. In spite of these challenges, however, fallout in the convertibles market remained relatively contained thanks to ongoing speculation about leveraged buy-out (LBO) and merger activity, which led to strong buying activity.

Issuance was particularly strong during the period. In the fourth quarter of 2006, roughly 50 issues valued at $24 billion came to market, bringing the 2006 total to $71 billion in issuance. This marked a significant increase from 2005, which had been a difficult year for the convertibles market. The first quarter of 2007 was even stronger, with $26 billion of issuance, providing active managers with a wide range of new opportunities. While this increase was encouraging, the period was also marked by a rise in the presence of real estate investment trusts (REITs) in the market. Over the period, REITs represented roughly one-fifth of issuance.

PERFORMANCE ANALYSIS

Morgan Stanley Convertible Securities Trust underperformed the Merrill Lynch All Convertible Securities Index and the Lipper Convertible Securities Funds Index for the six months ended March 31, 2007, assuming no deduction of applicable sales charges.

While the Fund did participate in the broadly strong performance of the convertibles market, several positions caused it to lag the Merrill Lynch All Convertible Securities Index. These included security selection in biotechnology, which hindered returns in spite of a neutral weighting relative to the Merrill Lynch All Convertible Securities Index overall in the health care sector. Our security selection also led us to avoid utilities, a stance which limited the Fund's exposure to that sector's strong performance during the period.

The Fund enjoyed strong performance from other positions. Holdings in the consumer discretionary sector, particularly in automotives, boosted returns. The Fund similarly benefited from an overweight allocation relative to the Merrill Lynch All Convertible Securities Index in technology and telecommunications holdings. We largely avoided new REIT issuance, leading to a general underweight in financials, though the Fund's holdings in the sector generally outperformed.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

   TOP 10 HOLDINGS
   NII Holdings, Inc                                    2.7%
   Freeport-McMoran Cooper & Gold                       2.1
   Lazard Ltd. (Bermuda)                                2.1
   Medtronic Inc                                        1.9
   Liberty Media Corp                                   1.9
   Federal National Mortgage Assoc.                     1.7
   MetLife, Inc.                                        1.6
   General Motors Corp.                                 1.6
   Agere Systems Inc.                                   1.6
   Newell Financial Trust I                             1.5

   TOP FIVE INDUSTRIES
   Semiconductors                                       6.6%
   Medical Specialties                                  6.6
   Miscellaneous                                        6.3
   Biotechnology                                        6.2
   Telecommunications Equipment                         5.3

Data as of March 31, 2007. Subject to change daily. All percentages for top 10 holdings and top five industries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN CONVERTIBLE SECURITIES. A CONVERTIBLE SECURITY IS A BOND, PREFERRED STOCK OR OTHER SECURITY THAT MAY BE CONVERTED INTO A PRESCRIBED AMOUNT OF COMMON STOCK AT A PRESTATED PRICE. THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., MAY RETAIN THAT COMMON STOCK TO PERMIT ITS ORDERLY SALE OR TO ESTABLISH LONG-TERM HOLDING PERIODS FOR TAX PURPOSES. THE FUND IS NOT REQUIRED TO SELL THE STOCK TO ASSURE THAT THE REQUIRED PERCENTAGE OF ITS ASSETS IS INVESTED IN CONVERTIBLE SECURITIES. THE FUND'S CONVERTIBLE SECURITIES MAY INCLUDE LOWER RATED FIXED-INCOME SECURITIES COMMONLY KNOWN AS "JUNK BONDS." THE CONVERTIBLE SECURITIES ALSO MAY INCLUDE "EXCHANGEABLE" AND "SYNTHETIC" CONVERTIBLE SECURITIES. IN DECIDING WHICH SECURITIES TO BUY, HOLD OR SELL, THE FUND'S INVESTMENT ADVISER CONSIDERS MARKET, ECONOMIC AND POLITICAL CONDITIONS.

FOR MORE INFORMATION
ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS. THE SEMIANNUAL REPORTS AND THE ANNUAL REPORTS ARE FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) ON FORM N-CSRS AND FORM N-CSR, RESPECTIVELY. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES
AND PROXY VOTING RECORD

YOU MAY OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICY AND PROCEDURES WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL FREE (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. IT IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT
HTTP://WWW.SEC.GOV.

YOU MAY OBTAIN INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JUNE 30 WITHOUT CHARGE BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT HTTP://WWW.SEC.GOV.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY


AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED MARCH 31, 2007

                              CLASS A SHARES*         CLASS B SHARES**        CLASS C SHARES(+)        CLASS D SHARES(++)
                             (since 07/28/97)         (since 10/31/85)         (since 07/28/97)          (since 07/28/97)
   SYMBOL                              CNSAX                     CNSBX                    CNSCX                    CNSDX
   1 YEAR                               8.03%(3)                  7.24%(3)                 7.24%(3)                 8.29%(3)
                                        2.36(4)                   2.24(4)                  6.24(4)                    --
   5 YEARS                              7.51(3)                   6.70(3)                  6.74(3)                  7.77(3)
                                        6.36(4)                   6.38(4)                  6.74(4)                    --
   10 YEARS                               --                      7.03(3)                    --                       --
                                          --                      7.03(4)                    --                       --
   SINCE INCEPTION                      6.75(3)                   7.80(3)                  5.96(3)                  6.99(3)
                                        6.16(4)                   7.80(4)                  5.96(4)                    --

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*   The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005).

+ The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

++  Class D has no sales charge.

(1) The Merrill Lynch All Convertible Securities Index is a market-capitalization weighted index of domestic corporate convertible securities. In order to be included in the index, bonds and preferred stocks must be convertible only to common stock and have a market value or original par value of at least $50 million. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2) The Lipper Convertible Securities Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Convertible Securities Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 10 funds represented in this Index. The Fund is in the Lipper Convertible Securities Funds classification as of the date of this report.

(3) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/01/06 - 03/31/07.

ACTUAL EXPENSES


The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES


The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                     BEGINNING            ENDING            EXPENSES PAID
                                                                   ACCOUNT VALUE       ACCOUNT VALUE       DURING PERIOD *
                                                                   -------------       -------------       ---------------
                                                                                                             10/01/06 -
                                                                     10/01/06            03/31/07             03/31/07
                                                                   -------------       -------------       ---------------
CLASS A
Actual (6.66% return).......................................           $1,000.00           $1,066.60            $5.72
Hypothetical (5% annual return before expenses).............           $1,000.00           $1,019.40            $5.59
CLASS B
Actual (6.17% return).......................................           $1,000.00           $1,061.70            $9.71
Hypothetical (5% annual return before expenses).............           $1,000.00           $1,015.51            $9.50
CLASS C
Actual (6.22% return).......................................           $1,000.00           $1,062.20            $9.72
Hypothetical (5% annual return before expenses).............           $1,000.00           $1,015.51            $9.50
CLASS D
Actual (6.72% return).......................................           $1,000.00           $1,067.20            $4.59
Hypothetical (5% annual return before expenses).............           $1,000.00           $1,020.49            $4.48

------------------
 * Expenses are equal to the Fund's annualized expense ratios of 1.11%, 1.89%, 1.89% and 0.89% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Morgan Stanley Convertible Securities Trust
PORTFOLIO OF INVESTMENTS - MARCH 31, 2007 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                            COUPON        MATURITY
THOUSANDS                                                             RATE           DATE         VALUE
-----------------------------------------------------------------------------------------------------------
            Convertible Bonds (73.8%)
            Advertising/Marketing Services (0.5%)
 $   700    Interpublic Group of Cos Inc. ........................    4.50%        03/15/23   $    834,750
                                                                                              ------------

            Aerospace & Defense (2.3%)
   2,030    L-3 Communications Corp. .............................    3.00         08/01/35      2,177,175
   1,225    Lockheed Martin Corp. ................................    5.11++       08/15/33      1,704,134
                                                                                              ------------
                                                                                                 3,881,309
                                                                                              ------------
            Agricultural Commodities/Milling (1.2%)
   2,050    Archer Daniels Midland Co. - 144A*....................    0.875        02/15/14      2,121,750
                                                                                              ------------

            Airlines (0.8%)
   1,400    Expressjet Holdings Inc. .............................    4.25         08/01/23      1,349,250
                                                                                              ------------

            Alternative Power Generation (1.0%)
   1,750    Covanta Holding Corp. ................................    1.00         02/01/27      1,728,125
                                                                                              ------------

            Biotechnology (6.2%)
   1,750    Cubist Pharmaceuticals Inc. ..........................    2.25         06/15/13      1,712,812
   1,750    Genzyme Corp. ........................................    1.25         12/01/23      1,806,875
   1,120    Gilead Sciences Inc. .................................    0.50         05/01/11      1,271,200
     835    Medimmune Inc. - 144A*................................    1.625        07/15/13      1,048,969
     480    Millipore Corp. ......................................    3.75         06/01/26        517,200
   1,270    Millipore Corp. - 144A*...............................    3.75         06/01/26      1,368,425
   2,000    NPS Pharmaceuticals, Inc. ............................    3.00         06/15/08      1,847,500
     875    Protein Design Labs, Inc. ............................    2.00         02/15/12        964,687
                                                                                              ------------
                                                                                                10,537,668
                                                                                              ------------
            Cable/Satellite TV (1.9%)
   2,725    Liberty Media Corp. ..................................    0.75         03/30/23      3,205,281
                                                                                              ------------

            Coal (0.6%)
   1,000    Peabody Energy Corp. .................................    4.75         12/15/66        993,750
                                                                                              ------------

            Computer Communications (0.5%)
     875    Finisar Corp. ........................................    5.25         10/15/08        872,812
                                                                                              ------------

                       See Notes to Financial Statements
 8

Morgan Stanley Convertible Securities Trust
PORTFOLIO OF INVESTMENTS - MARCH 31, 2007 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                            COUPON        MATURITY
THOUSANDS                                                             RATE           DATE         VALUE
-----------------------------------------------------------------------------------------------------------
            Computer Peripherals (1.5%)
 $ 1,750    Electronics for Imaging, Inc. ........................    1.50%        06/01/23   $  1,833,125
     660    Maxtor Corp. .........................................    6.80         04/30/10        736,725
                                                                                              ------------
                                                                                                 2,569,850
                                                                                              ------------
            Computer Processing Hardware (0.9%)
   2,100    Hewlett-Packard C.....................................    0.00         10/14/17      1,519,875
                                                                                              ------------

            Electrical Products (0.3%)
     525    Sunpower Corp. .......................................    1.25         02/15/27        547,313
                                                                                              ------------

            Electronic Components (1.7%)
   1,900    Flextronics International Ltd. (Singapore)............    1.00         08/01/10      1,833,500
   1,050    Hutchinson Technology.................................    3.25         01/15/26        981,750
                                                                                              ------------
                                                                                                 2,815,250
                                                                                              ------------
            Electronic Distributors (1.2%)
   1,050    Anixter Intl Inc. - 144A*.............................    1.00         02/15/13      1,237,687
   1,000    Safeguard Scientifics - 144A*.........................    2.625        03/15/24        871,250
                                                                                              ------------
                                                                                                 2,108,937
                                                                                              ------------
            Electronic Equipment/Instruments (1.2%)
   1,745    Itron Inc. ...........................................    2.50         08/01/26      2,098,363
                                                                                              ------------

            Electronic Production Equipment (0.9%)
     700    Cadence Design Systems Inc. - 144A*...................    1.375        12/15/11        793,625
     700    Cadence Design Systems Inc. - 144A*...................    1.50         12/15/13        801,500
                                                                                              ------------
                                                                                                 1,595,125
                                                                                              ------------
            Electronics/Appliance Stores (0.6%)
     900    Best Buy Co., Inc. ...................................    2.25         01/15/22      1,012,500
                                                                                              ------------

            Electronics/Appliances (0.5%)
     840    Eastman Kodak Co. ....................................    3.375        10/15/33        843,150
                                                                                              ------------

            Environmental Services (1.2%)
     700    Allied Waste Industries, Inc. ........................    4.25         04/15/34        667,625
   1,200    Waste Connections Inc. ...............................    3.75         04/01/26      1,315,500
                                                                                              ------------
                                                                                                 1,983,125
                                                                                              ------------

                       See Notes to Financial Statements

Morgan Stanley Convertible Securities Trust
PORTFOLIO OF INVESTMENTS - MARCH 31, 2007 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                            COUPON        MATURITY
THOUSANDS                                                             RATE           DATE         VALUE
-----------------------------------------------------------------------------------------------------------
            Hotels/Resorts/Cruiselines (1.9%)
 $ 2,750    Carnival Corp. (Panama)...............................    1.132+%      04/29/33   $  1,928,437
     800    Hilton Hotels Corp. ..................................    3.375        04/15/23      1,305,000
                                                                                              ------------
                                                                                                 3,233,437
                                                                                              ------------
            Industrial Machinery (0.9%)
   1,190    Actuant Corp. ........................................    2.00         11/15/23      1,609,475
                                                                                              ------------

            Information Technology Services (1.2%)
     700    Level 3 Communications Inc. ..........................    3.50         06/15/12        917,000
   1,190    Level 3 Communications Inc. ..........................    6.00         09/15/09      1,155,788
                                                                                              ------------
                                                                                                 2,072,788
                                                                                              ------------
            Internet Software/Services (1.1%)
   1,020    Equinix Inc. .........................................    2.50         04/15/12      1,032,750
     525    Yahoo! Inc. ..........................................    0.00         04/01/08        812,438
                                                                                              ------------
                                                                                                 1,845,188
                                                                                              ------------
            Media Conglomerates (1.2%)
   1,750    Walt Disney Co. (The).................................    2.125        04/15/23      2,124,062
                                                                                              ------------

            Medical Specialties (6.6%)
   1,750    American Medical Systems..............................    3.25         07/01/36      2,231,250
     875    Beckman Coulter - 144A*...............................    2.50         12/15/36        925,312
   1,200    Cytyc Corp. ..........................................    2.25         03/15/24      1,476,000
   1,600    Fisher Scientific International.......................    3.25         03/01/24      2,172,000
     595    Kyphon Inc. - 144A*...................................    1.25         02/01/14        589,794
     595    Kyphon Inc.- 144A*....................................    1.00         02/01/12        594,256
   1,800    Medtronic, Inc. ......................................    1.50         04/15/11      1,849,500
   1,400    Medtronic, Inc. (Series B)............................    1.25         09/15/21      1,403,500
                                                                                              ------------
                                                                                                11,241,612
                                                                                              ------------
            Metal Fabrications (0.3%)
     350    General Cable Corp. ..................................    0.875        11/15/13        429,625
                                                                                              ------------

            Miscellaneous (6.3%)
   1,360    Ambassadors Intl Inc. - 144A*.........................    3.75         04/15/27      1,360,000
   2,275    Cameron Intl Corp. ...................................    2.50         06/15/26      2,630,469
     700    Cypress Semiconductor Co. - 144A*.....................    1.00         09/15/09        709,625
   1,750    Emc Corp - 144A*......................................    1.75         12/01/11      1,887,812
   1,400    On Semiconductor Corp. - 144A*........................    2.625        12/15/26      1,575,000
     340    Pioneer Companies Inc. - 144A*........................    2.75         03/01/27        357,850

                       See Notes to Financial Statements
 10

Morgan Stanley Convertible Securities Trust
PORTFOLIO OF INVESTMENTS - MARCH 31, 2007 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                            COUPON        MATURITY
THOUSANDS                                                             RATE           DATE         VALUE
-----------------------------------------------------------------------------------------------------------
 $ 1,925    SESI LLC - 144A*......................................    1.50***%     12/15/26   $  1,953,875
     340    Viropharma Inc. ......................................    2.00         03/15/17        349,775
                                                                                              ------------
                                                                                                10,824,406
                                                                                              ------------
            Motor Vechicles (1.1%)
   1,750    Ford Motor Co. .......................................    4.25         12/15/36      1,938,125
                                                                                              ------------

            Oil & Gas Production (1.7%)
   1,960    Chesapeake Energy Corp. ..............................    2.75         11/15/35      2,050,650
     400    McMoran Exploration Co. ..............................    5.25         10/06/11        427,000
     340    St. Mary Land & Exploration Co. - 144A*...............    3.50         04/01/27        340,000
                                                                                              ------------
                                                                                                 2,817,650
                                                                                              ------------
            Oilfield Services/Equipment (1.5%)
   1,310    Schlumberger Ltd. (Netherlands).......................    1.50         06/01/23      2,520,113
                                                                                              ------------

            Pharmaceuticals: Major (1.0%)
   1,625    Wyeth - 144A*.........................................    4.238++      01/15/24      1,740,700
                                                                                              ------------

            Pharmaceuticals: Other (1.9%)
   1,635    First Horizon Pharmaceutical Corp. ...................    1.75         03/08/24      1,843,463
   1,505    Teva Pharmaceutical Financial Co. (Series D)
              (Israel)............................................    1.75         02/01/26      1,471,138
                                                                                              ------------
                                                                                                 3,314,601
                                                                                              ------------
            Real Estate Investment Trusts (0.9%)
   1,000    Archstone-Smith Operating Trust.......................    4.00         07/15/36      1,047,500
     350    Digital Realty Trust Inc - 144A*......................    4.125        08/15/26        451,066
                                                                                              ------------
                                                                                                 1,498,566
                                                                                              ------------
            Recreational Products (0.9%)
   1,200    Scientific Games Corp. ...............................    0.75**       12/01/24      1,474,500
                                                                                              ------------

            Semiconductors (6.6%)
   2,600    Agere Systems Inc. ...................................    6.50         12/15/09      2,674,750
   2,250    Fairchild Semiconductor International, Inc. ..........    5.00         11/01/08      2,235,937
     700    Intel Corp. ..........................................    2.95         12/15/35        609,000
   1,750    Intel Corp. - 144A*...................................    2.95         12/15/35      1,522,500
   2,400    LSI Logic Corp. ......................................    4.00         05/15/10      2,583,000
     800    Pixelworks, Inc. .....................................    1.75         05/15/24        619,000
   1,050    Skyworks Solutions Inc. - 144A*.......................    1.25         03/01/10      1,006,688
                                                                                              ------------
                                                                                                11,250,875
                                                                                              ------------

                       See Notes to Financial Statements

Morgan Stanley Convertible Securities Trust
PORTFOLIO OF INVESTMENTS - MARCH 31, 2007 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                            COUPON        MATURITY
THOUSANDS                                                             RATE           DATE         VALUE
-----------------------------------------------------------------------------------------------------------
            Services to the Health Industry (1.0%)
 $ 1,400    Trizetto Group........................................    2.75%        10/01/25   $  1,750,000
                                                                                              ------------

            Specialty Telecommunications (0.9%)
   1,169    Time Warner Telecom Inc. .............................    2.375        04/01/26      1,534,313
                                                                                              ------------

            Telecommunication Equipment (4.0%)
   1,050    ADC Telecommunications Inc. ..........................    5.729++      06/15/13      1,018,500
   1,050    Arris Group Inc. .....................................    2.00         11/15/26      1,193,115
   1,300    Ciena Corp. ..........................................    3.75         02/01/08      1,282,125
     850    Nortel Networks Corp. - 144A* (Canada)................    1.75         04/15/12        856,375
     850    Nortel Networks Corp. - 144A* (Canada)................    2.125        04/15/14        858,500
   1,575    Symmetricom Inc. .....................................    3.25         06/15/25      1,567,125
                                                                                              ------------
                                                                                                 6,775,740
                                                                                              ------------
            Trucks/Construction/Farm Machinery (0.6%)
   1,133    Greenbrier Co. Inc. ..................................    2.375        05/15/26      1,021,116
                                                                                              ------------

            Wholesale Distributors (3.0%)
   2,000    Collegiate Pacific Inc. ..............................    5.75         12/01/09      1,870,000
   1,750    Electronic Data Systems Corp. ........................    3.875        07/15/23      1,850,625
   1,400    WESCO Intl. Inc. - 144A*..............................    1.75         11/15/26      1,366,750
                                                                                              ------------
                                                                                                 5,087,375
                                                                                              ------------
            Wireless Telecommunications (4.2%)
   2,460    Nextel Communications, Inc. ..........................    5.25         01/15/10      2,453,850
     400    NII Holdings, Inc. ...................................    2.75         08/15/25        645,500
   1,400    NII Holdings, Inc. ...................................    2.875        02/01/34      4,018,000
                                                                                              ------------
                                                                                                 7,117,350
                                                                                              ------------
            Total Convertible Bonds (Cost $117,309,626)....................................    125,839,800
                                                                                              ------------

NUMBER OF
 SHARES
---------
            Convertible Preferred Stocks (23.2%)
            Advertising/Marketing Services (0.5%)
     700    Interpublic Group of Companies, Inc. - 144A* (Series B) $52.50.....  $    791,000
                                                                                 ------------

            Chemicals: Major Diversified (0.7%)
  29,100    Huntsman Corp. $2.50...............................................     1,233,258
                                                                                 ------------

                       See Notes to Financial Statements
 12

Morgan Stanley Convertible Securities Trust
PORTFOLIO OF INVESTMENTS - MARCH 31, 2007 (UNAUDITED) continued


NUMBER OF
 SHARES                                                                              VALUE
----------------------------------------------------------------------------------------------
            Containers/Packaging (0.6%)
  27,840    Owens-Illinois, Inc. $2.375........................................  $  1,066,272
                                                                                 ------------
            Discount Stores (0.7%)
  17,500    Retail Ventures Inc. $3.3125.......................................     1,233,750
                                                                                 ------------

            Finance/Rental/Leasing (2.4%)
      29    Federal National Mortgage Assoc. $5,375.00.........................     2,921,750
  23,380    United Rentals Trust I $3.25.......................................     1,133,930
                                                                                 ------------
                                                                                    4,055,680
                                                                                 ------------
            Financial Conglomerates (1.5%)
  78,000    Citigroup Funding Inc. (Series GNW) $1.3520++......................     2,497,560
                                                                                 ------------

            Gas Distributors (0.6%)
  19,200    Southern Union Co. $2.50...........................................     1,074,624
                                                                                 ------------

            Home Furnishings (1.6%)
  55,000    Newell Financial Trust I $2.625....................................     2,640,000
                                                                                 ------------

            Investment Banks/Brokers (3.8%)
  26,250    E Trade Financial Corp. $1.5313....................................       732,638
  80,000    Lazard Ltd. $1.6563 (Bermuda)......................................     3,497,600
  80,000    Lehman Brothers Holdings Inc. (Series GIS) $1.5625.................     2,193,600
                                                                                 ------------
                                                                                    6,423,838
                                                                                 ------------
            Life/Health Insurance (1.6%)
  84,500    MetLife, Inc. $1.5938..............................................     2,704,000
                                                                                 ------------

            Motor Vehicles (2.9%)
  60,750    Ford Cap Trust II $3.25............................................     2,172,420
  92,000    General Motors Corp. (Series B) $1.3125............................     1,909,000
  35,000    General Motors Corp (Series C) $1.5625.............................       794,500
                                                                                 ------------
                                                                                    4,875,920
                                                                                 ------------
            Pharmaceuticals: Major (1.1%)
  33,000    Schering-Plough Corp. $3.00........................................     1,942,050
                                                                                 ------------

                       See Notes to Financial Statements

Morgan Stanley Convertible Securities Trust
PORTFOLIO OF INVESTMENTS - MARCH 31, 2007 (UNAUDITED) continued


NUMBER OF
 SHARES                                                                              VALUE
----------------------------------------------------------------------------------------------
            Precious Metals (2.1%)
   1,200    Freeport-MC Copper & Gold Inc. $55.00..............................  $  1,827,600
  17,000    Freeport-McMoran Copper & Gold Inc. $6.75..........................     1,817,470
                                                                                 ------------
                                                                                    3,645,070
                                                                                 ------------
            Property - Casualty Insurers (1.1%)
  79,500    XL Capital Ltd. $1.625 (Cayman Islands)............................     1,868,250
                                                                                 ------------

            Real Estate Investment Trusts (0.7%)
  13,700    Simon Property Group L.P. $3.00....................................     1,212,450
                                                                                 ------------

            Telecommunication Equipment (1.3%)
   2,200    Lucent Technologies Capital Trust I $77.50.........................     2,278,650
                                                                                 ------------
            Total Convertible Preferred Stocks (Cost $35,305,994)..............    39,542,372
                                                                                 ------------
            Common Stock (0.9%)
            Oil & Gas Pipelines
  58,114    Williams Companies, Inc. (The) (Cost $632,954).....................     1,653,924
                                                                                 ------------

PRINCIPAL
AMOUNT IN                                                             COUPON    MATURITY
THOUSANDS                                                              RATE       DATE
---------                                                             ------   ----------
            Short-Term Investments (1.1%)
            Repurchase Agreements
$    848    Joint repurchase agreement account (dated 03/30/07;
              proceeds $848,377) (a) (Cost $848,000)................   5.33%    04/02/07         848,000
   1,020    The Bank of New York (dated 03/30/07; proceeds
              $1,020,834) (b) (Cost $1,020,388).....................   5.25     04/02/07       1,020,388
                                                                                            ------------
            Total Short-Term Investments (Cost $1,868,388)...............................      1,868,388
                                                                                            ------------

            Total Investments (Cost $155,116,962) (c).......................       99.0%     168,904,484

            Other Assets in Excess of Liabilities...........................         1.0       1,632,031
                                                                                --------    ------------
            Net Assets......................................................      100.0%    $170,536,515
                                                                                ========    ============

                       See Notes to Financial Statements
 14

Morgan Stanley Convertible Securities Trust
PORTFOLIO OF INVESTMENTS - MARCH 31, 2007 (UNAUDITED) continued

---------------------

     *    Resale is restricted to qualified institutional investors.
     ** Rate in effect at March 31, 2007. Rate will reset to 0.50% at a future specified date.
    *** Rate in effect at March 31, 2007. Rate will reset to 1.25% at a future specified date.
     + Rate in effect at March 31, 2007. Rate will reset to 0% at a future specified date.
     ++ Variable rate security. Rate shown is the rate in effect at March 31, 2007.
    (a) Collateralized by federal agency and U.S. Treasury obligations.
    (b)   Collateralized by Federal National Mortgage Assoc. 5.50% due
          08/01/36 valued at $1,040,796.
    (c) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $16,692,441 and the aggregate gross unrealized depreciation is $2,904,919, resulting in net unrealized appreciation of $13,787,522.

                       See Notes to Financial Statements

Morgan Stanley Convertible Securities Trust
SUMMARY OF INVESTMENTS - MARCH 31, 2007 (UNAUDITED)

                                       PERCENT OF
                                          TOTAL
INDUSTRY                   VALUE       INVESTMENTS
--------------------------------------------------
Semiconductors.......  $ 11,250,875         6.7%
Medical
  Specialties........    11,241,612         6.7
Miscellaneous........    10,824,406         6.4
Biotechnology........    10,537,668         6.2
Telecommunication
  Equipment..........     9,054,390         5.4
Wireless
 Telecommunications..     7,117,350         4.2
Motor Vehicles.......     6,814,045         4.0
Investment Banks/
  Brokers............     6,423,838         3.8
Wholesale
  Distributors.......     5,087,375         3.0
Finance/Rental/Leasing..    4,055,680       2.4
Aerospace & Defense..     3,881,309         2.3
Pharmaceuticals:
  Major..............     3,682,750         2.2
Precious Metals......     3,645,070         2.2
Pharmaceuticals:
  Other..............     3,314,601         2.0
Hotels/Resorts/
  Cruiselines........     3,233,437         1.9
Cable/Satellite Tv...     3,205,281         1.9
Oil & Gas
  Production.........     2,817,650         1.7
Electronic
  Components.........     2,815,250         1.7
Real Estate
  Investment
  Trusts.............     2,711,016         1.6
Life/Health
  Insurance..........     2,704,000         1.6
Home Furnishings.....     2,640,000         1.6
Computer
  Peripherals........     2,569,850         1.5
Oilfield Services/
  Equipment..........     2,520,113         1.5
Financial
  Conglomerates......     2,497,560         1.5
Media Conglomerates..     2,124,062         1.3
Agricultural
Commodities/Milling..     2,121,750         1.3
Electronic
  Distributors.......     2,108,937         1.2
Electronic Equipment/
  Instruments........     2,098,363         1.2
Information
  Technology
  Services...........     2,072,788         1.2

                                       PERCENT OF
                                          TOTAL
INDUSTRY                   VALUE       INVESTMENTS
--------------------------------------------------
Environmental
  Services...........  $  1,983,125         1.2%
Repurchase
  Agreement..........     1,868,388         1.1
Property -- Casualty
  Insurers...........     1,868,250         1.1
Internet Software/
  Services...........     1,845,188         1.1
Services to the
  Health Industry....     1,750,000         1.0
Alternative Power
  Generation.........     1,728,125         1.0
Oil & Gas
  Pipelines..........     1,653,924         1.0
Advertising/Marketing
  Services...........     1,625,750         1.0
Industrial
  Machinery..........     1,609,475         1.0
Electronic Production
  Equipment..........     1,595,125         0.9
Specialty
 Telecommunications..     1,534,313         0.9
Computer Processing
  Hardware...........     1,519,875         0.9
Recreational
  Products...........     1,474,500         0.9
Airlines.............     1,349,250         0.8
Discount Stores......     1,233,750         0.7
Chemicals: Major
  Diversified........     1,233,258         0.7
Gas Distributors.....     1,074,624         0.6
Containers/Packaging..    1,066,272         0.6
Trucks/Construction/
  Farm Machinery.....     1,021,116         0.6
Electronics/Appliance
  Stores.............     1,012,500         0.6
Coal.................       993,750         0.6
Computer
  Communications.....       872,812         0.5
Electronics/Appliances..      843,150       0.5
Electrical
  Products...........       547,313         0.3
Metal Fabrications...       429,625         0.3
                       ------------       -----
                       $168,904,484       100.0%
                       ============       =====

                       See Notes to Financial Statements
 16

Morgan Stanley Convertible Securities Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
March 31, 2007 (unaudited)

Assets:
Investments in securities, at value
  (cost $155,116,962).......................................  $168,904,484
Receivable for:
    Investments sold........................................     4,639,521
    Interest................................................       838,600
    Dividends...............................................       128,766
    Shares of beneficial interest sold......................        40,400
Prepaid expenses and other assets...........................        41,170
                                                              ------------
    Total Assets............................................   174,592,941
                                                              ------------
Liabilities:
Payable for:
    Investments purchased...................................     3,459,003
    Shares of beneficial interest redeemed..................       304,983
    Investment advisory fee.................................        75,468
    Distribution fee........................................        71,404
    Transfer agent fee......................................        13,092
    Administration fee......................................        11,611
Accrued expenses and other payables.........................       120,865
                                                              ------------
    Total Liabilities.......................................     4,056,426
                                                              ------------
    Net Assets..............................................  $170,536,515
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................  $163,696,184
Net unrealized appreciation.................................    13,787,522
Accumulated undistributed net investment income.............     1,033,124
Accumulated net realized loss...............................    (7,980,315)
                                                              ------------
    Net Assets..............................................  $170,536,515
                                                              ============
Class A Shares:
Net Assets..................................................  $111,068,522
Shares Outstanding (unlimited authorized, $.01 par value)...     6,120,175
    Net Asset Value Per Share...............................        $18.15
                                                              ============
    Maximum Offering Price Per Share,
    (net asset value plus 5.54% of net asset value).........        $19.16
                                                              ============
Class B Shares:
Net Assets..................................................   $47,374,408
Shares Outstanding (unlimited authorized, $.01 par value)...     2,606,939
    Net Asset Value Per Share...............................        $18.17
                                                              ============
Class C Shares:
Net Assets..................................................    $8,419,910
Shares Outstanding (unlimited authorized, $.01 par value)...       466,249
    Net Asset Value Per Share...............................        $18.06
                                                              ============
Class D Shares:
Net Assets..................................................    $3,673,675
Shares Outstanding (unlimited authorized, $.01 par value)...       202,478
    Net Asset Value Per Share...............................        $18.14
                                                              ============

                       See Notes to Financial Statements

Morgan Stanley Convertible Securities Trust
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended March 31, 2007 (unaudited)

Net Investment Income:
Income
Interest....................................................  $ 1,400,029
Dividends...................................................    1,258,601
                                                              -----------
    Total Income............................................    2,658,630
                                                              -----------
Expenses
Investment advisory fee.....................................      453,123
Distribution fee (Class A shares)...........................      125,043
Distribution fee (Class B shares)...........................      249,759
Distribution fee (Class C shares)...........................       41,994
Transfer agent fees and expenses............................      110,654
Administration fee..........................................       69,270
Shareholder reports and notices.............................       64,718
Registration fees...........................................       25,018
Professional fees...........................................       24,276
Custodian fees..............................................        7,238
Trustees' fees and expenses.................................        2,952
Other.......................................................       15,984
                                                              -----------
    Total Expenses..........................................    1,190,029
Less: expense offset........................................         (580)
                                                              -----------
    Net Expenses............................................    1,189,449
                                                              -----------
    Net Investment Income...................................    1,469,181
                                                              -----------
Net Realized and Unrealized Gain:
Net realized gain...........................................    5,971,535
Net change in unrealized appreciation.......................    3,557,360
                                                              -----------
    Net Gain................................................    9,528,895
                                                              -----------
Net Increase................................................  $10,998,076
                                                              ===========

                       See Notes to Financial Statements
 18

Morgan Stanley Convertible Securities Trust
FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                                 FOR THE SIX         FOR THE YEAR
                                                                MONTHS ENDED            ENDED
                                                               MARCH 31, 2007     SEPTEMBER 30, 2006
                                                              -----------------   ------------------
                                                                 (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................    $  1,469,181         $  4,297,946
Net realized gain...........................................       5,971,535            7,646,770
Net change in unrealized appreciation.......................       3,557,360            1,338,006
                                                                ------------         ------------
    Net Increase............................................      10,998,076           13,282,722
                                                                ------------         ------------
Dividends to Shareholders from Net Investment Income:
Class A shares..............................................      (1,717,537)          (2,837,046)
Class B shares..............................................        (567,137)          (1,011,803)
Class C shares..............................................         (97,084)            (166,844)
Class D shares..............................................         (66,359)            (108,209)
                                                                ------------         ------------
    Total Dividends.........................................      (2,448,117)          (4,123,902)
                                                                ------------         ------------

Net decrease from transactions in shares of beneficial
  interest..................................................     (13,658,690)         (40,413,535)
                                                                ------------         ------------
    Net Decrease............................................      (5,108,731)         (31,254,715)
Net Assets:
Beginning of period.........................................     175,645,246          206,899,961
                                                                ------------         ------------
End of Period
(Including accumulated undistributed net investment income
of $1,033,124 and $2,012,060, respectively).................    $170,536,515         $175,645,246
                                                                ============         ============

                       See Notes to Financial Statements

Morgan Stanley Convertible Securities Trust
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2007 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Convertible Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek a high level of total return on its assets through a combination of current income and capital appreciation. The Fund was organized as a Massachusetts business trust on May 21, 1985 and commenced operations on October 31, 1985. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices

Morgan Stanley Convertible Securities Trust
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2007 (UNAUDITED) continued

of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

Morgan Stanley Convertible Securities Trust
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2007 (UNAUDITED) continued

G. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.52% to the portion of the daily net assets not exceeding $750 million; 0.47% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.42% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.395% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.37% to the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.345% to the portion of the daily net assets in excess of $3 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A shares; (ii) Class
B - up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B shares; and (iii) Class C - up to 1.0% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for

Morgan Stanley Convertible Securities Trust
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2007 (UNAUDITED) continued

any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $104,514,213 at March 31, 2007.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended March 31, 2007, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.22% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended March 31, 2007, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $56,381 and $478, respectively and received $10,895 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 2007 aggregated $91,290,769 and $105,034,511, respectively.

At March 31, 2007, Morgan Stanley Multi-Asset Class Fund, an affiliate of the Investment Adviser, Administrator and Distributor, held 162,313 Class D shares of beneficial interest of the Fund.

For the six months ended March 31, 2007, the Fund incurred brokerage commissions of $153 with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended March 31, 2007 included in Trustees' fees and expenses in the Statement of

Morgan Stanley Convertible Securities Trust
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2007 (UNAUDITED) continued

Operations amounted to $1,149. At March 31, 2007, the Fund had an accrued pension liability of $60,856 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                            FOR THE SIX                   FOR THE YEAR
                                                           MONTHS ENDED                       ENDED
                                                          MARCH 31, 2007               SEPTEMBER 30, 2006
                                                      -----------------------       -------------------------
                                                            (unaudited)
                                                       SHARES       AMOUNT            SHARES        AMOUNT
                                                      --------   ------------       ----------   ------------
CLASS A SHARES
Sold................................................    65,270   $  1,168,571           79,225   $  1,339,992
Conversion from Class B.............................    98,267      1,758,416          419,448      7,046,239
Reinvestment of dividends...........................    78,446      1,413,436          137,530      2,319,362
Redeemed............................................  (551,228)    (9,871,364)      (1,392,857)   (23,465,710)
                                                      --------   ------------       ----------   ------------
Net decrease - Class A..............................  (309,245)    (5,530,941)        (756,654)   (12,760,117)
                                                      --------   ------------       ----------   ------------
CLASS B SHARES
Sold................................................   147,534      2,647,963           81,855      1,389,118
Conversion to Class A...............................   (98,210)    (1,758,416)        (419,290)    (7,046,239)
Reinvestment of dividends...........................    21,575        389,190           42,984        725,360
Redeemed............................................  (450,779)    (8,073,628)      (1,241,696)   (20,860,014)
                                                      --------   ------------       ----------   ------------
Net decrease - Class B..............................  (379,880)    (6,794,891)      (1,536,147)   (25,791,775)
                                                      --------   ------------       ----------   ------------
CLASS C SHARES
Sold................................................    17,610        315,807           34,936        589,037
Reinvestment of dividends...........................     3,820         68,480            7,624        128,091
Redeemed............................................   (39,970)      (712,152)        (191,035)    (3,193,127)
                                                      --------   ------------       ----------   ------------
Net decrease - Class C..............................   (18,540)      (327,865)        (148,475)    (2,475,999)
                                                      --------   ------------       ----------   ------------
CLASS D SHARES
Sold................................................     2,709         49,126           85,642      1,474,095
Reinvestment of dividends...........................       390          7,015              958         16,130
Redeemed............................................   (59,510)    (1,061,134)         (52,402)      (875,869)
                                                      --------   ------------       ----------   ------------
Net increase (decrease) - Class D...................   (56,411)    (1,004,993)          34,198        614,356
                                                      --------   ------------       ----------   ------------
Net decrease in Fund................................  (764,076)  $(13,658,690)      (2,407,078)  $(40,413,535)
                                                      ========   ============       ==========   ============

Morgan Stanley Convertible Securities Trust
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2007 (UNAUDITED) continued

6. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

7. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of September 30, 2006, the Fund had a net capital loss carryforward of $13,951,816, which will expire on September 30, 2011 to offset future capital gains to the extent provided by regulations.

As of September 30, 2006, the Fund had temporary book/tax differences primarily attributable to book amortization of premiums on debt securities and tax adjustments on convertible preferred stock.

8. Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The impact to the Fund's financial statements, if any is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Morgan Stanley Convertible Securities Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                    FOR THE SIX                       FOR THE YEAR ENDED SEPTEMBER 30,
                                                    MONTHS ENDED           ------------------------------------------------------
                                                   MARCH 31, 2007            2006        2005        2004       2003       2002
                                                   --------------          ---------   ---------   --------   --------   --------
                                                    (unaudited)
Class A Shares
Selected Per Share Data:

Net asset value, beginning of period.............       $17.29               $16.46      $15.78     $14.76     $12.76     $13.96
                                                        ------               ------      ------     ------     ------     ------

Income (loss) from investment operations:
    Net investment income++......................         0.17                 0.43        0.47       0.48       0.52       0.56
    Net realized and unrealized gain (loss)......         0.97                 0.82        0.69       1.06       1.97      (1.11)
                                                        ------               ------      ------     ------     ------     ------

Total income (loss) from investment operations...         1.14                 1.25        1.16       1.54       2.49      (0.55)
                                                        ------               ------      ------     ------     ------     ------

Less dividends from net investment income........        (0.28)               (0.42)      (0.48)     (0.52)     (0.49)     (0.65)
                                                        ------               ------      ------     ------     ------     ------

Net asset value, end of period...................       $18.15               $17.29      $16.46     $15.78     $14.76     $12.76
                                                        ======               ======      ======     ======     ======     ======

Total Return+....................................         6.66%(1)             7.64%       7.47%     10.49%     19.76%     (4.26)%

Ratios to Average Net Assets(3):
Total expenses (before expense offset)...........         1.11%(2)             1.12%       1.11%      1.04%      1.08%      1.09%

Net investment income............................         1.94%(2)             2.55%       2.84%      2.98%      3.59%      3.90%

Supplemental Data:
Net assets, end of period, in thousands..........     $111,069             $111,137    $118,298     $8,314     $5,284     $2,570

Portfolio turnover rate..........................           54%(1)               58%         47%        62%        93%        82%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements
 26

Morgan Stanley Convertible Securities Trust
FINANCIAL HIGHLIGHTS continued

                                               FOR THE SIX                       FOR THE YEAR ENDED SEPTEMBER 30,
                                               MONTHS ENDED           -------------------------------------------------------
                                              MARCH 31, 2007            2006       2005       2004        2003        2002
                                              --------------          --------   --------   ---------   ---------   ---------
                                               (unaudited)
Class B Shares
Selected Per Share Data:

Net asset value, beginning of period........      $17.31               $16.48     $15.78      $14.76      $12.76      $13.95
                                                  ------               ------     ------      ------      ------      ------

Income (loss) from investment operations:
    Net investment income++.................        0.10                 0.30       0.33        0.35        0.39        0.45
    Net realized and unrealized gain
    (loss)..................................        0.97                 0.82       0.71        1.07        2.00       (1.10)
                                                  ------               ------     ------      ------      ------      ------

Total income (loss) from investment
 operations.................................        1.07                 1.12       1.04        1.42        2.39       (0.65)
                                                  ------               ------     ------      ------      ------      ------

Less dividends from net investment income...       (0.21)               (0.29)     (0.34)      (0.40)      (0.39)      (0.54)
                                                  ------               ------     ------      ------      ------      ------

Net asset value, end of period..............      $18.17               $17.31     $16.48      $15.78      $14.76      $12.76
                                                  ======               ======     ======      ======      ======      ======

Total Return+...............................        6.17%(1)             6.85%      6.65%       9.63%      18.88%      (5.01)%

Ratios to Average Net Assets(3):
Total expenses (before expense offset)......        1.89%(2)             1.88%      1.86%       1.81%       1.83%       1.84%

Net investment income.......................        1.16%(2)             1.79%      2.09%       2.21%       2.84%       3.15%

Supplemental Data:
Net assets, end of period, in thousands.....     $47,374              $51,695    $74,529    $244,246    $258,799    $202,516

Portfolio turnover rate.....................          54%(1)               58%        47%         62%         93%         82%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Convertible Securities Trust
FINANCIAL HIGHLIGHTS continued

                                               FOR THE SIX                       FOR THE YEAR ENDED SEPTEMBER 30,
                                               MONTHS ENDED           -------------------------------------------------------
                                              MARCH 31, 2007            2006       2005       2004        2003        2002
                                              --------------          --------   --------   ---------   ---------   ---------
                                               (unaudited)
Class C Shares
Selected Per Share Data:

Net asset value, beginning of period........      $17.20               $16.38     $15.71      $14.70      $12.71      $13.90
                                                  ------               ------     ------      ------      ------      ------

Income (loss) from investment operations:
    Net investment income++.................        0.10                 0.32       0.34        0.35        0.42        0.45
    Net realized and unrealized gain
    (loss)..................................        0.97                 0.82       0.69        1.07        1.96       (1.10)
                                                  ------               ------     ------      ------      ------      ------

Total income (loss) from investment
 operations.................................        1.07                 1.14       1.03        1.42        2.38       (0.65)
                                                  ------               ------     ------      ------      ------      ------

Less dividends from net investment income...       (0.21)               (0.32)     (0.36)      (0.41)      (0.39)      (0.54)
                                                  ------               ------     ------      ------      ------      ------

Net asset value, end of period..............      $18.06               $17.20     $16.38      $15.71      $14.70      $12.71
                                                  ======               ======     ======      ======      ======      ======

Total Return+...............................        6.22%(1)             7.00%      6.61%       9.65%      18.92%      (4.97)%

Ratios to Average Net Assets(3):
Total expenses (before expense offset)......        1.89%(2)             1.73%      1.85%       1.81%       1.83%       1.80%

Net investment income.......................        1.16%(2)             1.94%      2.10%       2.21%       2.84%       3.19%

Supplemental Data:
Net assets, end of period, in thousands.....      $8,420               $8,339    $10,374     $12,390      $9,447      $4,740

Portfolio turnover rate.....................          54%(1)               58%        47%         62%         93%         82%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements
 28

Morgan Stanley Convertible Securities Trust
FINANCIAL HIGHLIGHTS continued

                                                      FOR THE SIX                      FOR THE YEAR ENDED SEPTEMBER 30,
                                                      MONTHS ENDED           ----------------------------------------------------
                                                     MARCH 31, 2007            2006       2005       2004       2003       2002
                                                     --------------          --------   --------   --------   --------   --------
                                                      (unaudited)
Class D Shares
Selected Per Share Data:

Net asset value, beginning of period...............      $17.28               $16.46     $15.78     $14.76     $12.76     $13.95
                                                         ------               ------     ------     ------     ------     ------

Income (loss) from investment operations:
    Net investment income++........................        0.19                 0.47       0.50       0.51       0.61       0.59
    Net realized and unrealized gain (loss)........        0.97                 0.81       0.70       1.07       1.91      (1.10)
                                                         ------               ------     ------     ------     ------     ------

Total income (loss) from investment operations.....        1.16                 1.28       1.20       1.58       2.52      (0.51)
                                                         ------               ------     ------     ------     ------     ------

Less dividends from net investment income..........       (0.30)               (0.46)     (0.52)     (0.56)     (0.52)     (0.68)
                                                         ------               ------     ------     ------     ------     ------

Net asset value, end of period.....................      $18.14               $17.28     $16.46     $15.78     $14.76     $12.76
                                                         ======               ======     ======     ======     ======     ======

Total Return+......................................        6.72%(1)             7.90%      7.72%     10.75%     20.04%     (4.03)%

Ratios to Average Net Assets(3):
Total expenses (before expense offset).............        0.89%(2)             0.88%      0.86%      0.81%      0.83%      0.84%

Net investment income..............................        2.16%(2)             2.79%      3.09%      3.21%      3.84%      4.15%

Supplemental Data:
Net assets, end of period, in thousands............      $3,674               $4,474     $3,698     $5,120     $7,996     $1,680

Portfolio turnover rate............................          54%(1)               58%        47%        62%        93%        82%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

TRUSTEES

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

OFFICERS

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

LEGAL COUNSEL

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

COUNSEL TO THE INDEPENDENT TRUSTEES

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.

(c) 2007 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Convertible
Securities Trust

Semiannual Report
March 31, 2007

[MORGAN STANLEY LOGO]

CNSSAR-IU07-01070P-Y03/07

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.


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

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Convertible Securities Trust


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
May 22, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
May 22, 2007


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
May 22, 2007


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